Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property And Equipment, Net

	As of December 31,
	2021	2022
	RMB	RMB
Furniture, fixtures and equipment	65,814	74,515
Motor vehicles	5,057	4,503
Leasehold improvement	52,266	68,354
Office building	—	63,000
Construction in progress	63,000	5,424
Total cost	186,137	215,796
Less: Accumulated depreciation	(83,979)	(106,972)

Property and equipment, net	102,158	108,824